Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Taxation
Amount credited/(expensed) in income statement	€ (2,995)	€ (234)	€ (434)
Amount credited/(expensed in income statment	(2,995)
Gross deferred tax asset	35,090	36,086
Gross deferred tax liability	(5,480)	(5,513)
Less amounts unrecognised	(10,136)	(9,070)
Net recognised deferred tax (liability)/asset	19,474	21,503
Deferred tax assets and liabilities
Deferred tax assets	21,569	23,606
Deferred tax liabilities	(2,095)	(2,103)
Net deferred tax assets	19,474	21,503
Luxemberg
Deferred tax assets and liabilities
Deferred tax assets	17,394	20,544
Germany
Deferred tax assets and liabilities
Deferred tax assets	2,529	2,662
Accelerated tax depreciation
Taxation
Amount credited/(expensed) in income statement	716	964
Gross deferred tax asset	2,331	1,581
Gross deferred tax liability	(1,842)	(1,876)
Less amounts unrecognised	(9)	13
Net recognised deferred tax (liability)/asset	480	(282)
Deferred tax assets and liabilities
Net deferred tax assets	480	(282)
Intangible assets
Taxation
Amount credited/(expensed) in income statement	336	(719)
Gross deferred tax asset	434	383
Gross deferred tax liability	(2,169)	(1,965)
Less amounts unrecognised	13	14
Net recognised deferred tax (liability)/asset	(1,722)	(1,568)
Deferred tax assets and liabilities
Net deferred tax assets	(1,722)	(1,568)
Tax losses
Taxation
Amount credited/(expensed) in income statement	(3,292)	(926)
Gross deferred tax asset	29,791	32,121
Gross deferred tax liability	0
Less amounts unrecognised	(9,701)	(8,725)
Net recognised deferred tax (liability)/asset	20,090	23,396
Deferred tax assets and liabilities
Net deferred tax assets	20,090	23,396
Treasury related items
Taxation
Amount credited/(expensed) in income statement	(9)	144
Gross deferred tax asset	761	530
Gross deferred tax liability	(37)	(770)
Less amounts unrecognised	(392)	(301)
Net recognised deferred tax (liability)/asset	332	(541)
Deferred tax assets and liabilities
Net deferred tax assets	332	(541)
Deferred tax on overseas earnings
Taxation
Amount credited/(expensed) in income statement		187
Gross deferred tax asset		4
Gross deferred tax liability		(559)
Net recognised deferred tax (liability)/asset		(555)
Deferred tax assets and liabilities
Net deferred tax assets		(555)
Temporary differences relating to revenue recognition
Taxation
Amount credited/(expensed) in income statement	(84)	205
Gross deferred tax asset	3	260
Gross deferred tax liability	(651)	(41)
Less amounts unrecognised	0
Net recognised deferred tax (liability)/asset	(648)	219
Deferred tax assets and liabilities
Net deferred tax assets	(648)	219
Temporary differences relating to leases
Taxation
Amount credited/(expensed) in income statement	(34)
Gross deferred tax asset	611
Gross deferred tax liability	(429)
Less amounts unrecognised	0
Net recognised deferred tax (liability)/asset	182
Deferred tax assets and liabilities
Net deferred tax assets	182
Other temporary differences
Taxation
Amount credited/(expensed) in income statement	(627)	(89)
Gross deferred tax asset	1,159	1,207
Gross deferred tax liability	(352)	(302)
Less amounts unrecognised	(47)	(71)
Net recognised deferred tax (liability)/asset	760	834
Deferred tax assets and liabilities
Net deferred tax assets	€ 760	€ 834